Additional disclosure items G.4. Non-cash investing and financing activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Additional information [abstract]
Acquisition of property, plant and equipment, including finance leases	$ (66,000)	$ (174,000)	$ 34,000
Asset retirement obligations	15,000	(20,000)	(17,000)
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired	30,000	0	0
Finance leases	(43,000)	192,000	1,000
Share based compensation	$ 22,387	$ 22,000	$ 14,000